UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2007

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

Contents

click here Performance Summary

click here Information About Your Portfolio's Expenses

click here Management Summary

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Proxy Voting

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

The portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the portfolio will be able to mirror the S&P 500® Index closely enough to track its performance. Please read the prospectus for specific details regarding its investments and risk profile.

"Standard & Poor's," "S&P, " "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the portfolio's advisor. DWS Equity 500 Index VIP is not sponsored, endorsed, sold, nor promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. There is no guarantee that the portfolio will be able to mirror the S&P 500® Index closely enough to track its performance.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2007

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2007 is 0.31%, 0.56% and 0.70% for Class A, Class B and Class B2 shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2007.

Portfolio returns during all periods shown reflect a fee waiver/and or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index VIP — Class A [] S&P 500® Index

The Standard & Poor's (S&P) 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2007)
DWS Equity 500 Index VIP		6-Month+	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$10,686	$12,036	$13,834	$16,420	$17,905
	Average annual total return	6.86%	20.36%	11.43%	10.43%	6.16%
S&P 500 Index	Growth of $10,000	$10,696	$12,059	$13,928	$16,631	$18,520
	Average annual total return	6.96%	20.59%	11.68%	10.71%	6.52%
DWS Equity 500 Index VIP		6-Month+	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$10,672	$12,004	$13,727	$16,226	$14,930
	Average annual total return	6.72%	20.04%	11.14%	10.16%	8.07%
S&P 500 Index	Growth of $10,000	$10,696	$12,059	$13,928	$16,631	$15,333
	Average annual total return	6.96%	20.59%	11.68%	10.71%	8.62%
DWS Equity 500 Index VIP		6-Month+	1-Year	3-Year	5-Year	Life of Class***
Class B2	Growth of $10,000	$10,661	$11,991	N/A	N/A	$12,424
	Average annual total return	6.61%	19.91%	N/A	N/A	12.95%
S&P 500 Index	Growth of $10,000	$10,696	$12,059	N/A	N/A	$12,644
	Average annual total return	6.96%	20.59%	N/A	N/A	14.34%

The growth of $10,000 is cumulative.

+ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on October 1, 1997. Index returns began on September 30, 1997.
** The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.
*** The Portfolio commenced offering Class B2 shares on September 16, 2005. Index returns began on September 30, 2005.

Information concerning portfolio holdings of the Portfolio as of a month end will be posted to www.dws-scudder.com on or after the last day of the following month.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual portfolios. In the most recent period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2007 to June 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,068.60	$ 1,067.20	$ 1,066.10
Expenses Paid per $1,000*	$ 1.49	$ 2.77	$ 3.28
Hypothetical 5% Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,023.36	$ 1,022.12	$ 1,021.62
Expenses Paid per $1,000*	$ 1.45	$ 2.71	$ 3.21
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.29%	.54%	.64%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2007

Except for a period of weakness in late February and early March, equity markets were quite strong during the first half of 2007. By the end of May, most indices were at or near their all-time highs; markets were volatile with no pronounced trend in June. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, returned 7.11% for the six-month period. Growth stocks, as measured by the Russell 1000® Growth Index, performed better than value stocks, as measured by the Russell 1000® Value Index.

The Portfolio returned 6.86% (Class A shares, unadjusted for contract charges). Since the Portfolio's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500® (S&P 500®) Index, the Portfolio's return is normally quite close to the return of the index.

In the first half of 2007, nine of the 10 industry sectors within the S&P 500 had positive returns. Only the financial sector had a modestly negative return, as shares of many banks and financial institutions dropped on concerns about the impact of a weakening housing market on their mortgage businesses. The strongest sector was energy, with a return above 17%, followed by materials, telecommunication services and industrials, all of which posted double-digit returns.

Brent Reeder
Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. The Portfolio may not be able to mirror the S&P 500 index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio and the potential underperformance of stocks selected. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index consisting of those stocks in the Russell 1000 Index that have greater-than-average growth orientation.

The Russell 1000 Value Index is an unmanaged, capitalization-weighted index which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

"Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Portfolio's investment advisor. This Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2007, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results.

Portfolio Summary

Asset Allocation (Excludes Securities Lending Collateral)	6/30/07	12/31/06

Common Stocks	98%	97%
Cash Equivalents	2%	3%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/07	12/31/06

Financials	21%	22%
Information Technology	15%	15%
Health Care	12%	12%
Industrials	11%	11%
Energy	11%	10%
Consumer Discretionary	10%	11%
Consumer Staples	9%	9%
Telecommunication Services	4%	3%
Utilities	4%	4%
Materials	3%	3%
	100%	100%
Ten Largest Equity Holdings (19.0% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	3.5%
2. General Electric Co. Industrial conglomerate	2.9%
3. AT&T, Inc. Provider of communications services	1.9%
4. Citigroup, Inc. Provider of diversified financial services	1.9%
5. Microsoft Corp. Developer of computer software	1.8%
6. Bank of America Corp. Provider of commercial banking services	1.6%
7. Procter & Gamble Co. Manufacturer of diversified consumer products	1.4%
8. American International Group, Inc. Provider of insurance services	1.4%
9. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.3%
10. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and nonprescription self medications	1.3%

Asset allocation, sector diversification, and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2007 (Unaudited)

	Shares	Value ($)

Common Stocks 98.5%
Consumer Discretionary 10.0%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	19,994	694,992
Johnson Controls, Inc.	17,746	2,054,454
		2,749,446
Automobiles 0.4%
Ford Motor Co. (a)	172,675	1,626,599
General Motors Corp.	51,766	1,956,755
Harley-Davidson, Inc.	23,586	1,405,961
		4,989,315
Distributors 0.1%
Genuine Parts Co.	15,509	769,246
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	12,844	750,475
H&R Block, Inc.	27,896	651,929
		1,402,404
Hotels Restaurants & Leisure 1.5%
Carnival Corp.	40,546	1,977,428
Darden Restaurants, Inc.	12,254	539,053
Harrah's Entertainment, Inc.	17,119	1,459,566
Hilton Hotels Corp.	35,532	1,189,256
International Game Technology	31,456	1,248,803
Marriott International, Inc. "A"	30,140	1,303,254
McDonald's Corp.	110,291	5,598,371
Starbucks Corp.*	68,028	1,785,055
Starwood Hotels & Resorts Worldwide, Inc.	19,625	1,316,249
Wendy's International, Inc.	9,311	342,179
Wyndham Worldwide Corp.*	16,737	606,884
Yum! Brands, Inc.	48,316	1,580,900
		18,946,998
Household Durables 0.6%
Black & Decker Corp.	6,022	531,803
Centex Corp.	12,235	490,624
D.R. Horton, Inc.	25,000	498,250
Fortune Brands, Inc.	14,655	1,207,132
Harman International Industries, Inc.	5,700	665,760
KB HOME	7,092	279,212
Leggett & Platt, Inc.	15,364	338,776
Lennar Corp. "A"	12,600	460,656
Newell Rubbermaid, Inc.	23,497	691,517
Pulte Homes, Inc.	18,582	417,166
Snap-on, Inc.	5,393	272,400
The Stanley Works	7,556	458,649
Whirlpool Corp.	7,588	843,786
		7,155,731
Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	28,528	1,951,600
IAC/InterActiveCorp.*	21,200	733,732
		2,685,332
Leisure Equipment & Products 0.2%
Brunswick Corp.	8,506	277,551
Eastman Kodak Co. (a)	25,007	695,945
Hasbro, Inc.	14,586	458,146
	Shares	Value ($)

Mattel, Inc.	35,998	910,389
		2,342,031
Media 3.3%
CBS Corp. "B"	67,487	2,248,667
Clear Channel Communications, Inc.	45,152	1,707,649
Comcast Corp. "A"*	285,487	8,027,895
Dow Jones & Co., Inc.	5,261	302,245
E.W. Scripps Co. "A"	7,600	347,244
Gannett Co., Inc.	20,842	1,145,268
Interpublic Group of Companies, Inc.*	39,697	452,546
McGraw-Hill Companies, Inc.	32,464	2,210,149
Meredith Corp.	3,524	217,078
New York Times Co. "A" (a)	16,710	424,434
News Corp. "A"	213,854	4,535,843
Omnicom Group, Inc.	30,432	1,610,461
The DIRECTV Group, Inc.*	70,500	1,629,255
Time Warner, Inc.	347,530	7,312,031
Tribune Co.	6,835	200,949
Viacom, Inc. "B"*	63,287	2,634,638
Walt Disney Co.	182,480	6,229,867
		41,236,219
Multiline Retail 1.1%
Big Lots, Inc.*	9,492	279,255
Dillard's, Inc. "A"	5,551	199,448
Dollar General Corp.	28,584	626,561
Family Dollar Stores, Inc. (a)	13,770	472,586
J.C. Penney Co., Inc.	20,522	1,485,382
Kohl's Corp.*	29,878	2,122,234
Macy's, Inc.	42,008	1,671,078
Nordstrom, Inc.	20,648	1,055,526
Sears Holdings Corp.*	7,543	1,278,539
Target Corp.	78,210	4,974,156
		14,164,765
Specialty Retail 1.8%
Abercrombie & Fitch Co. "A"	8,100	591,138
AutoNation, Inc.*	13,851	310,817
AutoZone, Inc.*	4,491	613,560
Bed Bath & Beyond, Inc.*	26,716	961,509
Best Buy Co., Inc.	36,936	1,723,803
Circuit City Stores, Inc.	13,030	196,492
Home Depot, Inc.	181,599	7,145,921
Limited Brands, Inc.	31,270	858,362
Lowe's Companies, Inc.	139,200	4,272,048
Office Depot, Inc.*	25,303	766,681
OfficeMax, Inc.	7,641	300,291
RadioShack Corp.	12,445	412,427
Staples, Inc.	65,489	1,554,054
The Gap, Inc.	48,632	928,871
The Sherwin-Williams Co.	9,389	624,087
Tiffany & Co.	12,000	636,720
TJX Companies, Inc.	41,458	1,140,095
		23,036,876
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.*	33,800	1,601,782
Jones Apparel Group, Inc.	9,694	273,856
Liz Claiborne, Inc.	8,624	321,675
NIKE, Inc. "B"	36,550	2,130,500
	Shares	Value ($)

Polo Ralph Lauren Corp.	5,600	549,416
VF Corp.	8,487	777,239
		5,654,468
Consumer Staples 9.1%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	69,909	3,646,454
Brown-Forman Corp. "B"	7,080	517,406
Coca-Cola Co.	184,114	9,631,003
Coca-Cola Enterprises, Inc.	28,150	675,600
Constellation Brands, Inc. "A"* (a)	17,900	434,612
Molson Coors Brewing Co. "B"	4,192	387,592
Pepsi Bottling Group, Inc.	12,211	411,267
PepsiCo, Inc.	149,546	9,698,058
		25,401,992
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	41,345	2,419,509
CVS Caremark Corp.	140,790	5,131,796
Kroger Co.	64,963	1,827,409
Safeway, Inc.	40,227	1,368,925
SUPERVALU, Inc.	18,848	873,039
Sysco Corp.	56,357	1,859,218
Wal-Mart Stores, Inc.	222,627	10,710,585
Walgreen Co.	91,396	3,979,382
Whole Foods Market, Inc. (a)	13,500	517,050
		28,686,913
Food Products 1.4%
Archer-Daniels-Midland Co.	59,607	1,972,396
Campbell Soup Co.	19,885	771,737
ConAgra Foods, Inc.	45,705	1,227,636
Dean Foods Co.	11,600	369,692
General Mills, Inc.	31,528	1,841,866
H.J. Heinz Co.	29,679	1,408,862
Kellogg Co.	21,632	1,120,321
Kraft Foods, Inc. "A"	147,282	5,191,690
McCormick & Co., Inc.	12,214	466,331
Sara Lee Corp.	67,639	1,176,919
The Hershey Co.	15,246	771,752
Tyson Foods, Inc. "A"	23,100	532,224
Wm. Wrigley Jr. Co.	19,833	1,096,963
		17,948,389
Household Products 2.0%
Clorox Co.	12,930	802,953
Colgate-Palmolive Co.	48,621	3,153,072
Kimberly-Clark Corp.	41,747	2,792,457
Procter & Gamble Co.	288,455	17,650,561
		24,399,043
Personal Products 0.2%
Avon Products, Inc.	42,270	1,553,423
Estee Lauder Companies, Inc. "A"	10,600	482,406
		2,035,829
Tobacco 1.2%
Altria Group, Inc.	192,670	13,513,874
Reynolds American, Inc.	15,828	1,031,985
UST, Inc.	14,635	786,046
		15,331,905
Energy 10.6%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	29,271	2,462,569
BJ Services Co.	26,786	761,794
	Shares	Value ($)

ENSCO International, Inc.	13,800	841,938
Halliburton Co.	83,573	2,883,269
Nabors Industries Ltd.*	25,896	864,408
National-Oilwell Varco, Inc.*	17,000	1,772,080
Noble Corp.	12,295	1,199,008
Rowan Companies, Inc.	10,282	421,356
Schlumberger Ltd.	107,718	9,149,567
Smith International, Inc.	18,400	1,078,976
Transocean, Inc.*	26,503	2,808,788
Weatherford International Ltd.*	31,744	1,753,539
		25,997,292
Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp.	43,514	2,262,293
Apache Corp.	29,953	2,443,865
Chesapeake Energy Corp.	39,800	1,377,080
Chevron Corp.	197,282	16,619,036
ConocoPhillips	150,242	11,793,997
CONSOL Energy, Inc.	16,700	770,037
Devon Energy Corp.	40,692	3,185,777
El Paso Corp.	64,954	1,119,157
EOG Resources, Inc.	21,857	1,596,872
ExxonMobil Corp.	517,304	43,391,460
Hess Corp.	24,650	1,453,364
Marathon Oil Corp.	64,042	3,839,958
Murphy Oil Corp.	16,300	968,872
Occidental Petroleum Corp.	76,588	4,432,914
Peabody Energy Corp.	24,300	1,175,634
Spectra Energy Corp.	57,991	1,505,446
Sunoco, Inc.	11,516	917,595
Valero Energy Corp.	50,172	3,705,704
Williams Companies, Inc.	54,687	1,729,203
XTO Energy, Inc.	34,908	2,097,971
		106,386,235
Financials 20.6%
Capital Markets 3.6%
Ameriprise Financial, Inc.	21,505	1,367,073
Bank of New York Co., Inc.*	69,084	2,862,841
Bear Stearns Companies, Inc.	10,930	1,530,200
Charles Schwab Corp.	92,889	1,906,082
E*TRADE Financial Corp.*	39,000	861,510
Federated Investors, Inc. "B"	7,200	275,976
Franklin Resources, Inc.	15,252	2,020,432
Janus Capital Group, Inc.	17,971	500,312
Legg Mason, Inc.	12,000	1,180,560
Lehman Brothers Holdings, Inc.	48,042	3,580,090
Mellon Financial Corp.	36,475	1,604,900
Merrill Lynch & Co., Inc.	79,972	6,684,060
Morgan Stanley	96,740	8,114,551
Northern Trust Corp.	16,549	1,063,108
State Street Corp.	36,465	2,494,206
T. Rowe Price Group, Inc.	24,720	1,282,721
The Goldman Sachs Group, Inc.	37,533	8,135,278
		45,463,900
Commercial Banks 3.7%
BB&T Corp.	49,334	2,006,907
Comerica, Inc.	13,837	822,886
Commerce Bancorp, Inc. (a)	17,100	632,529
Compass Bancshares, Inc.	11,900	820,862
Fifth Third Bancorp.	50,906	2,024,532
First Horizon National Corp.	10,698	417,222
Huntington Bancshares, Inc.	33,560	763,155
	Shares	Value ($)

KeyCorp.	35,229	1,209,412
M&T Bank Corp.	6,850	732,265
Marshall & Ilsley Corp.	21,854	1,040,906
National City Corp.	54,176	1,805,144
PNC Financial Services Group, Inc.	31,626	2,263,789
Regions Financial Corp.	66,661	2,206,479
SunTrust Banks, Inc.	33,071	2,835,508
Synovus Financial Corp.	32,903	1,010,122
US Bancorp.	161,954	5,336,384
Wachovia Corp.	174,199	8,927,699
Wells Fargo & Co.	308,748	10,858,667
Zions Bancorp.	10,011	769,946
		46,484,414
Consumer Finance 1.0%
American Express Co.	109,025	6,670,150
Capital One Financial Corp.	38,802	3,043,629
SLM Corp.	38,878	2,238,595
		11,952,374
Diversified Financial Services 5.0%
Bank of America Corp.	407,486	19,921,991
Chicago Mercantile Exchange Holdings, Inc. "A"	3,200	1,709,952
CIT Group, Inc.	17,724	971,807
Citigroup, Inc.	454,031	23,287,250
JPMorgan Chase & Co.	314,762	15,250,219
Moody's Corp.	21,152	1,315,654
		62,456,873
Insurance 4.7%
ACE Ltd.	29,376	1,836,588
Aflac, Inc.	44,737	2,299,482
Allstate Corp.	55,756	3,429,552
Ambac Financial Group, Inc.	9,578	835,106
American International Group, Inc.	237,781	16,651,803
Aon Corp.	26,983	1,149,746
Assurant, Inc.	9,100	536,172
Chubb Corp.	37,370	2,023,212
Cincinnati Financial Corp.	15,909	690,451
Genworth Financial, Inc. "A"	38,400	1,320,960
Hartford Financial Services Group, Inc.	29,034	2,860,139
Lincoln National Corp.	24,869	1,764,456
Loews Corp.	40,970	2,088,651
Marsh & McLennan Companies, Inc.	50,113	1,547,489
MBIA, Inc.	11,364	707,068
MetLife, Inc.	68,132	4,393,151
Principal Financial Group, Inc.	24,311	1,417,088
Progressive Corp.	68,056	1,628,580
Prudential Financial, Inc.	42,863	4,167,569
Safeco Corp.	10,818	673,529
The Travelers Companies, Inc.	60,971	3,261,948
Torchmark Corp.	8,810	590,270
Unum Group	31,365	818,940
XL Capital Ltd. "A"	15,877	1,338,272
		58,030,222
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	7,700	388,234
Archstone-Smith Trust (REIT)	21,800	1,288,598
AvalonBay Communities, Inc. (REIT)	7,100	844,048
Boston Properties, Inc. (REIT)	11,500	1,174,495
	Shares	Value ($)

Developers Diversified Realty Corp. (REIT)	13,800	727,398
Equity Residential (REIT)	25,730	1,174,060
General Growth Properties, Inc. (REIT)	22,500	1,191,375
Host Hotels & Resorts, Inc. (REIT)	47,600	1,100,512
Kimco Realty Corp. (REIT)	19,200	730,944
Plum Creek Timber Co., Inc. (REIT)	16,700	695,722
ProLogis (REIT)	23,400	1,331,460
Public Storage, Inc. (REIT)	10,546	810,144
Simon Property Group, Inc. (REIT) (a)	20,241	1,883,222
Vornado Realty Trust (REIT)	12,600	1,383,984
		14,724,196
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	16,900	616,850
Thrifts & Mortgage Finance 1.3%
Countrywide Financial Corp.	53,938	1,960,646
Fannie Mae	89,250	5,830,702
Freddie Mac	62,363	3,785,434
Hudson City Bancorp., Inc.	47,200	576,784
MGIC Investment Corp.	7,642	434,524
Sovereign Bancorp, Inc. (a)	31,798	672,210
Washington Mutual, Inc.	81,643	3,481,258
		16,741,558
Health Care 11.5%
Biotechnology 1.2%
Amgen, Inc.*	107,416	5,939,031
Biogen Idec, Inc.*	26,260	1,404,910
Celgene Corp.*	34,800	1,995,084
Genzyme Corp.*	25,203	1,623,073
Gilead Sciences, Inc.*	84,972	3,294,364
		14,256,462
Health Care Equipment & Supplies 1.6%
Bausch & Lomb, Inc.	5,836	405,252
Baxter International, Inc.	59,403	3,346,765
Becton, Dickinson & Co.	22,378	1,667,161
Biomet, Inc.	22,443	1,026,094
Boston Scientific Corp.*	111,265	1,706,805
C.R. Bard, Inc.	8,898	735,242
Hospira, Inc.*	13,720	535,629
Medtronic, Inc.	105,325	5,462,154
St. Jude Medical, Inc.*	31,488	1,306,437
Stryker Corp. (a)	27,282	1,721,221
Varian Medical Systems, Inc.*	11,800	501,618
Zimmer Holdings, Inc.*	21,684	1,840,755
		20,255,133
Health Care Providers & Services 2.2%
Aetna, Inc.	47,272	2,335,237
AmerisourceBergen Corp.	17,282	854,941
Cardinal Health, Inc.	36,600	2,585,424
CIGNA Corp.	26,405	1,378,869
Coventry Health Care, Inc.*	14,195	818,342
Express Scripts, Inc.*	24,868	1,243,649
Humana, Inc.*	14,775	899,945
Laboratory Corp. of America Holdings*	11,191	875,808
Manor Care, Inc.	6,738	439,924
McKesson Corp.	27,015	1,611,175
Medco Health Solutions, Inc.*	26,364	2,056,128
Patterson Companies, Inc.*	12,700	473,329
	Shares	Value ($)

Quest Diagnostics, Inc.	14,216	734,256
Tenet Healthcare Corp.*	43,100	280,581
UnitedHealth Group, Inc.	123,808	6,331,541
WellPoint, Inc.*	56,188	4,485,488
		27,404,637
Health Care Technology 0.0%
IMS Health, Inc.	16,930	543,961
Life Sciences Tools & Services 0.3%
Applera Corp. — Applied Biosystems Group	16,029	489,526
Millipore Corp.*	4,915	369,067
PerkinElmer, Inc.	11,136	290,204
Thermo Fisher Scientific, Inc.*	39,721	2,054,370
Waters Corp.*	9,300	552,048
		3,755,215
Pharmaceuticals 6.2%
Abbott Laboratories	140,982	7,549,586
Allergan, Inc.	27,724	1,598,011
Barr Pharmaceuticals, Inc.*	9,200	462,116
Bristol-Myers Squibb Co.	183,862	5,802,685
Eli Lilly & Co.	92,237	5,154,203
Forest Laboratories, Inc.*	28,995	1,323,622
Johnson & Johnson	264,534	16,300,585
King Pharmaceuticals, Inc.*	22,186	453,926
Merck & Co., Inc.	198,059	9,863,338
Mylan Laboratories, Inc.	22,436	408,111
Pfizer, Inc.	647,589	16,558,851
Schering-Plough Corp.	135,950	4,138,318
Watson Pharmaceuticals, Inc.*	9,355	304,318
Wyeth	123,676	7,091,582
		77,009,252
Industrials 11.2%
Aerospace & Defense 2.6%
Boeing Co.	72,108	6,933,905
General Dynamics Corp.	36,934	2,888,978
Goodrich Corp.	10,561	629,013
Honeywell International, Inc.	71,947	4,049,177
L-3 Communications Holdings, Inc.	11,500	1,119,985
Lockheed Martin Corp.	32,993	3,105,631
Northrop Grumman Corp.	31,331	2,439,745
Precision Castparts Corp.	13,100	1,589,816
Raytheon Co.	40,796	2,198,496
Rockwell Collins, Inc.	14,731	1,040,598
United Technologies Corp.	92,600	6,568,118
		32,563,462
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	15,800	829,816
FedEx Corp.	28,065	3,114,373
United Parcel Service, Inc. "B"	97,458	7,114,434
		11,058,623
Airlines 0.1%
Southwest Airlines Co.	71,995	1,073,446
Building Products 0.1%
American Standard Companies, Inc.	15,264	900,271
Masco Corp.	36,165	1,029,617
		1,929,888
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	23,275	313,282
Avery Dennison Corp.	8,886	590,741
	Shares	Value ($)

Cintas Corp.	12,742	502,417
Equifax, Inc.	11,791	523,756
Monster Worldwide, Inc.*	11,785	484,364
Pitney Bowes, Inc.	20,146	943,236
R.R. Donnelley & Sons Co.	19,629	854,058
Robert Half International, Inc.	15,000	547,500
Waste Management, Inc.	49,269	1,923,954
		6,683,308
Construction & Engineering 0.1%
Fluor Corp.	8,025	893,744
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	15,728	897,911
Emerson Electric Co.	74,904	3,505,507
Rockwell Automation, Inc.	15,847	1,100,416
		5,503,834
Industrial Conglomerates 3.9%
3M Co.	66,136	5,739,943
General Electric Co.	941,632	36,045,673
Textron, Inc.	12,041	1,325,835
Tyco International Ltd.	180,753	6,107,644
		49,219,095
Machinery 1.7%
Caterpillar, Inc.	58,736	4,599,029
Cummins, Inc.	9,656	977,284
Danaher Corp.	21,765	1,643,258
Deere & Co.	20,712	2,500,767
Dover Corp.	17,502	895,227
Eaton Corp.	13,405	1,246,665
Illinois Tool Works, Inc.	37,794	2,048,057
Ingersoll-Rand Co., Ltd. "A"	28,122	1,541,648
ITT Corp.	15,894	1,085,242
PACCAR, Inc.	23,201	2,019,415
Pall Corp.	11,353	522,124
Parker Hannifin Corp.	11,179	1,094,536
Terex Corp.*	9,300	756,090
		20,929,342
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	32,738	2,787,313
CSX Corp.	39,848	1,796,348
Norfolk Southern Corp.	36,086	1,897,041
Ryder System, Inc.	4,852	261,038
Union Pacific Corp.	24,881	2,865,047
		9,606,787
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	6,709	624,272
Information Technology 15.2%
Communications Equipment 2.6%
Avaya, Inc.*	40,192	676,833
Ciena Corp.*	8,365	302,227
Cisco Systems, Inc.*	554,695	15,448,256
Corning, Inc.*	143,422	3,664,432
JDS Uniphase Corp.* (a)	19,278	258,904
Juniper Networks, Inc.*	53,600	1,349,112
Motorola, Inc.	212,580	3,762,666
QUALCOMM, Inc.	151,420	6,570,114
Tellabs, Inc.*	39,916	429,496
		32,462,040
	Shares	Value ($)

Computers & Peripherals 3.9%
Apple, Inc.*	78,962	9,636,522
Dell, Inc.*	207,709	5,930,092
EMC Corp.*	192,667	3,487,273
Hewlett-Packard Co.	241,427	10,772,473
International Business Machines Corp.	124,802	13,135,410
Lexmark International, Inc. "A"*	8,768	432,350
NCR Corp.*	15,651	822,303
Network Appliance, Inc.*	34,484	1,006,933
QLogic Corp.*	17,518	291,675
SanDisk Corp.*	21,900	1,071,786
Sun Microsystems, Inc.*	327,781	1,724,128
		48,310,945
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	36,397	1,399,101
Jabil Circuit, Inc.	16,147	356,364
Molex, Inc.	12,217	366,632
Solectron Corp.*	82,607	303,994
Tektronix, Inc.	7,624	257,234
		2,683,325
Internet Software & Services 1.4%
eBay, Inc.*	103,768	3,339,254
Google, Inc. "A"* (a)	19,853	10,390,663
VeriSign, Inc.*	22,500	713,925
Yahoo!, Inc.*	111,088	3,013,818
		17,457,660
IT Services 1.1%
Affiliated Computer Services, Inc. "A"*	9,673	548,653
Automatic Data Processing, Inc.	50,308	2,438,429
Cognizant Technology Solutions Corp. "A"*	13,000	976,170
Computer Sciences Corp.*	15,844	937,173
Convergys Corp.*	10,872	263,537
Electronic Data Systems Corp.	46,591	1,291,968
Fidelity National Information Services, Inc.	15,500	841,340
First Data Corp.	68,812	2,248,088
Fiserv, Inc.*	16,442	933,906
Paychex, Inc.	32,911	1,287,478
Unisys Corp.*	27,480	251,167
Western Union Co.	70,112	1,460,433
		13,478,342
Office Electronics 0.1%
Xerox Corp.*	86,788	1,603,842
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.* (a)	49,660	710,138
Altera Corp. (a)	32,586	721,128
Analog Devices, Inc.	30,535	1,149,337
Applied Materials, Inc. (a)	127,230	2,528,060
Broadcom Corp. "A"*	43,121	1,261,289
Intel Corp.	529,545	12,581,989
KLA-Tencor Corp.	19,145	1,052,018
Linear Technology Corp. (a)	23,214	839,883
LSI Corp.*	70,413	528,802
Maxim Integrated Products, Inc.	29,301	978,946
MEMC Electronic Materials, Inc.*	20,500	1,252,960
Micron Technology, Inc.*	66,620	834,749
National Semiconductor Corp.	25,926	732,928
Novellus Systems, Inc.*	11,514	326,652
NVIDIA Corp.*	33,214	1,372,070
	Shares	Value ($)

Teradyne, Inc.*	16,804	295,414
Texas Instruments, Inc.	131,879	4,962,607
Xilinx, Inc. (a)	30,346	812,363
		32,941,333
Software 3.2%
Adobe Systems, Inc.*	53,810	2,160,471
Autodesk, Inc.*	21,448	1,009,772
BMC Software, Inc.*	18,306	554,672
CA, Inc. (a)	37,559	970,149
Citrix Systems, Inc.*	16,498	555,488
Compuware Corp.*	29,646	351,602
Electronic Arts, Inc.*	29,358	1,389,221
Intuit, Inc.*	31,270	940,602
Microsoft Corp.	773,071	22,782,402
Novell, Inc.*	31,036	241,770
Oracle Corp.*	363,478	7,164,151
Symantec Corp.*	84,552	1,707,950
		39,828,250
Materials 3.1%
Chemicals 1.6%
Air Products & Chemicals, Inc.	19,739	1,586,423
Ashland, Inc.	5,108	326,657
Dow Chemical Co.	87,661	3,876,369
E.I. du Pont de Nemours & Co.	86,412	4,393,186
Eastman Chemical Co.	7,030	452,240
Ecolab, Inc.	15,766	673,208
Hercules, Inc.*	13,807	271,308
International Flavors & Fragrances, Inc.	6,543	341,152
Monsanto Co.	50,916	3,438,867
PPG Industries, Inc.	14,250	1,084,567
Praxair, Inc.	29,085	2,093,829
Rohm & Haas Co.	12,194	666,768
Sigma-Aldrich Corp.	14,240	607,621
		19,812,195
Construction Materials 0.1%
Vulcan Materials Co. (a)	8,625	987,907
Containers & Packaging 0.2%
Ball Corp.	8,836	469,810
Bemis Co., Inc.	7,872	261,193
Pactiv Corp.*	14,219	453,444
Sealed Air Corp.	14,896	462,074
Temple-Inland, Inc.	9,436	580,597
		2,227,118
Metals & Mining 0.9%
Alcoa, Inc.	79,481	3,221,365
Allegheny Technologies, Inc.	9,317	977,167
Freeport-McMoRan Copper & Gold, Inc.	34,299	2,840,643
Newmont Mining Corp.	41,232	1,610,522
Nucor Corp.	27,530	1,614,635
United States Steel Corp.	10,859	1,180,916
		11,445,248
Paper & Forest Products 0.3%
International Paper Co.	39,972	1,560,907
MeadWestvaco Corp.	16,959	598,992
Weyerhaeuser Co.	19,298	1,523,191
		3,683,090
	Shares	Value ($)

Telecommunication Services 3.7%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	566,236	23,498,794
CenturyTel, Inc.	10,519	515,957
Citizens Communications Co.	27,790	424,353
Embarq Corp.	13,398	849,031
Qwest Communications International, Inc.* (a)	142,640	1,383,608
Verizon Communications, Inc.	265,929	10,948,297
Windstream Corp.	46,459	685,735
		38,305,775
Wireless Telecommunication Services 0.6%
ALLTEL Corp.	32,908	2,222,936
Sprint Nextel Corp.	265,268	5,493,700
		7,716,636
Utilities 3.5%
Electric Utilities 1.8%
Allegheny Energy, Inc.*	14,110	730,051
American Electric Power Co., Inc.	36,216	1,631,169
Duke Energy Corp.	116,083	2,124,319
Edison International	28,867	1,620,016
Entergy Corp.	19,256	2,067,132
Exelon Corp.	61,242	4,446,169
FirstEnergy Corp.	29,154	1,887,139
FPL Group, Inc.	37,684	2,138,190
Pinnacle West Capital Corp.	7,608	303,179
PPL Corp.	34,028	1,592,170
Progress Energy, Inc.	21,831	995,275
Southern Co.	69,004	2,366,147
		21,900,956
Gas Utilities 0.1%
Nicor, Inc.	4,084	175,285
Questar Corp.	15,800	835,030
		1,010,315
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	60,648	1,326,978
Constellation Energy Group	16,510	1,439,177
Dynegy, Inc. "A"*	34,972	330,136
TXU Corp.	42,112	2,834,137
		5,930,428
	Shares	Value ($)

Multi-Utilities 1.1%
Ameren Corp.	17,369	851,255
CenterPoint Energy, Inc.	26,021	452,765
CMS Energy Corp.	24,872	427,798
Consolidated Edison, Inc.	26,622	1,201,185
Dominion Resources, Inc.	33,617	2,901,483
DTE Energy Co.	15,657	754,980
Integrys Energy Group, Inc.	7,200	365,256
KeySpan Corp.	15,514	651,278
NiSource, Inc.	26,608	551,052
PG&E Corp.	32,049	1,451,820
Public Service Enterprise Group, Inc.	24,375	2,139,637
Sempra Energy	25,687	1,521,441
TECO Energy, Inc.	24,500	420,910
Xcel Energy, Inc.	34,057	697,147
		14,388,007
Total Common Stocks (Cost $923,880,378)		1,227,274,689
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
US Treasury Bill, 4.64%**, 8/9/2007 (b) (Cost $2,118,587)	2,130,000	2,118,587
	Shares	Value ($)

Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $16,758,750)	16,758,750	16,758,750

Cash Equivalents 1.4%
Cash Management QP Trust, 5.34% (c) (Cost $17,043,526)	17,043,526	17,043,526
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $959,801,241)+	101.4	1,263,195,552
Other Assets and Liabilities, Net (a)	(1.4)	(16,942,634)
Net Assets	100.0	1,246,252,918
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $988,360,334. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $274,835,218. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $325,614,358 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,779,140.
(a) All or a portion of these securities were on loan amounting to $16,248,118. In addition, included in other assets and liabilities, net are pending sales, amounting to $125,730, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2007 amounted to $16,373,848 which is 1.3% of net assets.
(b) At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.

REIT: Real Estate Investment Trust

At June 30, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P 500 Index	9/20/2007	53	20,200,215	20,079,050	(121,165)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $925,998,965) — including $16,248,118 of securities loaned	$ 1,229,393,276
Investment in Daily Assets Fund Institutional (cost $16,758,750)*	16,758,750
Investment in Cash Management QP Trust (cost $17,043,526)	17,043,526
Total investments in securities, at value (cost $959,801,241)	1,263,195,552
Dividends receivable	1,570,637
Receivable for investments sold	798,373
Interest receivable	143,891
Receivable for Portfolio shares sold	90,364
Other assets	49,945
Total assets	1,265,848,762
Liabilities
Payable upon return of securities loaned	16,758,750
Payable for investments purchased	1,730,140
Payable for Portfolio shares redeemed	487,275
Payable for daily variation margin on open futures contracts	26,322
Accrued management fee	354,086
Other accrued expenses and payables	239,271
Total liabilities	19,595,844
Net assets, at value	$ 1,246,252,918
Net Assets
Net assets consist of: Undistributed net investment income	12,557,880
Net unrealized appreciation (depreciation) on: Investments	303,394,311
Futures	(121,165)
Accumulated net realized gain (loss)	6,045,946
Paid-in capital	924,375,946
Net assets, at value	$ 1,246,252,918
Class A Net Asset Value, offering and redemption price per share ($1,122,878,130 ÷ 71,253,742 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 15.76
Class B Net Asset Value, offering and redemption price per share ($68,134,145 ÷ 4,321,041 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 15.77
Class B2 Net Asset Value, offering and redemption price per share ($55,240,643 ÷ 3,502,676 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 15.77
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Dividends	$ 14,193,717
Interest	78,167
Interest — Cash Management QP Trust	806,439
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	35,737
Total Income	15,114,060
Expenses: Management fee	1,457,046
Administration fee	761,757
Custodian fee	32,401
Distribution service fees (Class B and Class B2)	168,699
Record keeping fee (Class B2)	38,361
Services to shareholders	668
Auditing	20,252
Legal	28,249
Trustees' fees and expenses	24,088
Reports to shareholders and shareholder meeting	219,183
Other	50,675
Total expenses before expense reductions	2,801,379
Expense reductions	(265,992)
Total expenses after expense reductions	2,535,387
Net investment income (loss)	12,578,673
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	20,763,135
In-kind redemptions	73,117,202
Futures	977,140
94,857,477
Net unrealized appreciation (depreciation) during the period on: Investments	(7,997,040)
Futures	(175,557)
(8,172,597)
Net gain (loss) on investment transactions	86,684,880
Net increase (decrease) in net assets resulting from operations	$ 99,263,553

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income (loss)	$ 12,578,673	$ 23,189,108
Net realized gain (loss) on investment transactions	94,857,477	2,943,751
Net unrealized appreciation (depreciation) during the period on investment transactions	(8,172,597)	178,849,313
Net increase (decrease) in net assets resulting from operations	99,263,553	204,982,172
Distributions to shareholders from: Net investment income: Class A	(21,156,472)	(13,781,595)
Class B	(1,115,985)	(640,558)
Class B2	(629,996)	(485,019)
Portfolio share transactions: Class A Proceeds from shares sold	107,903,386	369,528,119
Reinvestment of distributions	21,156,472	13,781,595
Cost of shares redeemed	(190,049,073)	(245,811,474)
In-kind redemptions	(297,115,219)	—
Net increase (decrease) in net assets from Class A share transactions	(358,104,434)	137,498,240
Class B Proceeds from shares sold	11,261,472	21,759,460
Reinvestment of distributions	1,115,985	640,558
Cost of shares redeemed	(32,651,243)	(15,841,867)
Net increase (decrease) in net assets from Class B share transactions	(20,273,786)	6,558,151
Class B2 Proceeds from shares sold	2,328,741	10,704,216
Reinvestment of distributions	629,996	485,019
Cost of shares redeemed	(8,123,693)	(20,239,713)
Net increase (decrease) in net assets from Class B2 share transactions	(5,164,956)	(9,050,478)
Increase (decrease) in net assets	(307,182,076)	325,080,913
Net assets at beginning of period	1,553,434,994	1,228,354,081
Net assets at end of period (including undistributed net investment income of $12,557,880 and $22,881,660, respectively)	$ 1,246,252,918	$ 1,553,434,994

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)
Other Information	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Class A Shares outstanding at beginning of period	94,305,191	84,067,247
Shares sold	7,020,876	27,355,596
Shares issued to shareholders in reinvestment of distributions	1,366,697	1,008,902
Shares redeemed	(12,570,970)	(18,126,554)
In-kind redemptions	(18,868,052)	—
Net increase (decrease) in Class A shares	(23,051,449)	10,237,944
Shares outstanding at end of period	71,253,742	94,305,191
Class B Shares outstanding at beginning of period	5,613,107	5,155,670
Shares sold	733,491	1,579,717
Shares issued to shareholders in reinvestment of distributions	72,046	46,858
Shares redeemed	(2,097,603)	(1,169,138)
Net increase (decrease) in Class B shares	(1,292,066)	457,437
Shares outstanding at end of period	4,321,041	5,613,107
Class B2 Shares outstanding at beginning of period	3,841,811	4,506,034
Shares sold	153,726	788,488
Shares issued to shareholders in reinvestment of distributions	40,645	35,455
Shares redeemed	(533,506)	(1,488,166)
Net increase (decrease) in Class B2 shares	(339,135)	(664,223)
Shares outstanding at end of period	3,502,676	3,841,811

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 14.97	$ 13.11	$ 12.73	$ 11.64	$ 9.20	$ 11.98
Income (loss) from investment operations: Net investment income (loss)[b]	.13	.24	.21	.21	.15	.14
Net realized and unrealized gain (loss) on investment transactions	.89	1.78	.37	1.01	2.41	(2.81)
Total from investment operations	1.02	2.02	.58	1.22	2.56	(2.67)
Less distributions from: Net investment income	(.23)	(.16)	(.20)	(.13)	(.12)	(.11)
Net asset value, end of period	$ 15.76	$ 14.97	$ 13.11	$ 12.73	$ 11.64	$ 9.20
Total Return (%)	6.86c**	15.52[c]	4.68	10.59[c]	28.16[c]	(22.31)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,123	1,412	1,102	790	627	395
Ratio of expenses before expense reductions and/or recoupments (%)	.33*	.28	.27	.28	.30	.32
Ratio of expenses after expense reductions and/or recoupments (%)	.29*	.27	.27	.29	.30	.30
Ratio of net investment income (loss) (%)	1.69*	1.73	1.62	1.76	1.50	1.33
Portfolio turnover rate (%)	4[d]**	9	15	1	1	10
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.96	$ 13.10	$ 12.72	$ 11.63	$ 9.20	$ 11.27
Income (loss) from investment operations: Net investment income (loss)[c]	.11	.21	.17	.20	.14	.09
Net realized and unrealized gain (loss) on investment transactions	.89	1.78	.38	.99	2.40	(2.07)
Total from investment operations	1.00	1.99	.55	1.19	2.54	(1.98)
Less distributions from: Net investment income	(.19)	(.13)	(.17)	(.10)	(.11)	(.09)
Net asset value, end of period	$ 15.77	$ 14.96	$ 13.10	$ 12.72	$ 11.63	$ 9.20
Total Return (%)	6.72d**	15.24[d]	4.42	10.32[d]	27.83	(17.56)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	68	84	68	53	17	3
Ratio of expenses before expense reductions and/or recoupments (%)	.58*	.53	.52	.53	.55	.55*
Ratio of expenses after expense reductions and/or recoupments (%)	.54*	.52	.52	.54	.55	.55*
Ratio of net investment income (loss) (%)	1.44*	1.48	1.37	1.71	1.29	1.45*
Portfolio turnover rate (%)	4e**	9	15	1	1	10
[a] For the six months ended June 30, 2007 (Unaudited).
[b] For the period April 30, 2002 (commencement of operations) to December 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Class B2 Years Ended December 31,	2007[a]	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.96	$ 13.09	$ 12.94
Income (loss) from investment operations: Net investment income (loss)[c]	.10	.19	.05
Net realized and unrealized gain (loss) on investment transactions	.89	1.79	.10
Total from investment operations	.99	1.98	.15
Less distributions from: Net investment income	(.18)	(.11)	—
Net asset value, end of period	$ 15.77	$ 14.96	$ 13.09
Total Return (%)[d]	6.61**	15.20	1.16**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	57	59
Ratio of expenses before expense reductions (%)	.72*	.67	.66*
Ratio of expenses after expense reductions (%)	.64*	.63	.63*
Ratio of net investment income (loss) (%)	1.34*	1.37	1.34*
Portfolio turnover rate (%)	4[e]**	9	15
[a] For the six months ended June 30, 2007 (Unaudited).
[b] For the period September 16, 2005 (commencement of operations) to December 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Equity 500 Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers three classes of shares to investors: Class A Shares, Class B Shares and Class B2 shares. Class B and Class B2 Shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of average daily net assets. In addition, Class B2 shares are subject to record keeping fees equal to an annual rate of up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio enters into futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio depending upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

At December 31, 2006, DWS Equity 500 Index VIP had a net tax basis capital loss carryforward of approximately $60,044,000, of which $46,481,000 was inherited from its merger with the SVS II Index 500 Portfolio, and may be applied against any realized net taxable gains of each succeeding year until fully utilized or until the expiration dates December 31, 2009 ($5,504,000), December 31, 2010 ($17,081,000) and December 31, 2011 ($4,052,000) and December 31, 2012 ($33,407,000), whichever occurs first, and which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2006 through December 31, 2006, the Portfolio incurred approximately $169,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year end December 31, 2007.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Portfolio's financial statements.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments and in-kind redemptions) aggregated $64,532,101 and $132,959,706, respectively.

C. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. Pursuant to the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on the Portfolio's average daily net assets, accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Portfolio's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2007 through April 30, 2009, the Advisor contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain operating expenses of each class (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering costs) as follows:

Class A	.28%
Class B	.53%
Class B2	.63%

Accordingly, for the six months ended June 30, 2007, the Advisor waived a portion of its Management fee aggregating $253,493 and the amount charged aggregated $1,203,553, which was equivalent to an annualized effective rate of 0.16% of the Portfolio's average daily net assets.

In addition, the Advisor reimbursed the Portfolio $10,642 of record keeping fees for Class B2 shares for the six months ended June 30, 2007.

The Advisor may recoup any of its waived investment management fees within the following three years if the Portfolio is able to make the repayment without exceeding its contractual expense limits during the period of waiver/reimbursement. As of June 30, 2007, $357,627 was subject to repayment to the Advisor.

Administration Fee. Pursuant to the Administrative Services Agreement with DIMA, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration fee of $761,757, of which $124,379 is unpaid.

Distribution Service Agreement. DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DWS-SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2007, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2007
Class B	$ 99,130	$ 17,885
Class B2	69,569	12,097
	$ 168,699	$ 29,982

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee they receive from the Portfolio. For the six months ended June 30, 2007, the amounts charged to the Portfolio by DWS-SISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2007
Class A	$ 497	$ 497	$ —
Class B	97	24	87
Class B2	74	74	—
	$ 668	$ 595	$ 87

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2007, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders and shareholder meeting" aggregated $8,501, of which $7,668 is unpaid.

Trustees Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2007, the Portfolio's custodian fees were reduced by $1,262 for custody credits earned.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35%. The Portfolio may borrow up to a maximum of 33% of its net assets under the agreement.

F. Ownership of the Portfolio

At June 30, 2007, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 52% and 18%, respectively. At June 30, 2007, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 83%. At June 30, 2007, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B2 shares of the Portfolio, each owning 77% and 13%, respectively.

G. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admit nor deny any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for these certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Portfolio was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

H. In-Kind Redemption

In certain circumstances, the Portfolio may distribute portfolio securities rather than cash as payments for a redemption of Portfolio shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Portfolio recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2007, the Portfolio realized $73,117,202 of net gain attributable to in-kind redemptions.

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 778-1482.

Notes

About the Portfolio's Advisor

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-equ500-3 (49962 8/07)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 16, 2007